UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

February 28, 2011
	Number of
	Shares	Value
Common Stock – 67.64%
Consumer Discretionary – 3.30%
†=∏Avado Brands	1,390	$0
Comcast Class A	56,900	1,465,744
†DIRECTV Class A	1,550	71,254
Lowe's	42,800	1,120,076
		2,657,074
Consumer Staples – 7.23%
Archer-Daniels-Midland	34,700	1,290,146
CVS Caremark	36,300	1,200,078
Kimberly-Clark	17,100	1,126,890
Kraft Foods Class A	37,000	1,178,080
*Safeway	47,100	1,027,722
		5,822,916
Diversified REITs – 0.78%
*DuPont Fabros Technology	4,900	119,658
*Investors Real Estate Trust	10,300	95,996
Lexington Realty Trust	12,900	122,163
Vornado Realty Trust	3,065	286,056
		623,873
Energy – 9.09%
Chevron	14,200	1,473,250
ConocoPhillips	19,500	1,518,465
Marathon Oil	32,500	1,611,999
National Oilwell Varco	15,400	1,225,378
Williams	49,200	1,493,712
		7,322,804
Financials – 7.80%
Allstate	36,600	1,163,148
Bank of New York Mellon	38,300	1,163,937
*Fifth Street Finance	34,041	468,745
Marsh & McLennan	44,600	1,357,623
Rayonier	2,000	122,660
*Solar Capital	30,561	748,745
Travelers	21,000	1,258,529
		6,283,387
Healthcare – 9.09%
†*Alliance HealthCare Services	7,323	30,317
Baxter International	23,600	1,254,340
Cardinal Health	33,200	1,382,448
Johnson & Johnson	17,900	1,099,776
Merck	29,800	970,586
Pfizer	69,189	1,331,196
Quest Diagnostics	22,000	1,248,500
		7,317,163
Healthcare REITs – 2.53%
Cogdell Spencer	16,800	107,688
*HCP	6,250	237,500
*Health Care REIT	9,060	473,113
LTC Properties	3,300	96,426
Nationwide Health Properties	8,800	376,112
*Omega Healthcare Investors	9,500	227,715
*Ventas	9,375	519,563
		2,038,117
Hotel REITs – 0.75%
†DiamondRock Hospitality	14,500	170,520
†Summit Hotel Properties	44,500	433,875
		604,395
Industrial REIT – 0.06%
AMB Property	1,280	46,566

		46,566
Industrials – 2.98%
†Delta Air Lines	19	214
†Flextronics International	4,400	35,596
†*Mobile Mini	1,651	37,544
Northrop Grumman	17,200	1,146,896
†=∏PT Holdings	350	4
*Waste Management	31,900	1,182,213
		2,402,467
Information Technology – 5.68%
Intel	47,800	1,026,266
International Business Machines	8,200	1,327,416
†Motorola Solutions	30,542	1,180,143
Xerox	96,600	1,038,450
		4,572,275
Mall REITs – 2.69%
General Growth Properties	15,429	245,630
*Macerich	5,026	254,517
*Pennsylvania Real Estate Investment Trust	29,100	420,204
Simon Property Group	11,347	1,248,623
		2,168,974
Materials – 1.64%
duPont (E.I.) deNemours	24,000	1,316,880
		1,316,880
Mortgage REIT – 0.13%
Chimera Investment	23,800	102,578
		102,578
Multifamily REITs – 2.11%
Apartment Investment & Management	7,968	204,379
Associated Estates Realty	7,200	117,000
BRE Properties	5,000	237,550
Camden Property Trust	3,450	204,137
Campus Crest Communities	40,100	574,232
*Equity Residential	6,600	363,726
		1,701,024
Office REITs – 0.70%
*Boston Properties	3,000	287,760
Brandywine Realty Trust	11,500	141,450
Government Properties Income Trust	4,800	130,416
		559,626
Office/Industrial REITs – 0.75%
*Digital Realty Trust	8,750	514,675
Liberty Property Trust	2,700	91,179
		605,854
Real Estate Operating REITs – 0.76%
First Capital Realty	14,058	235,434
†Howard Hughes	1	58
Starwood Property Trust	16,000	374,240
		609,732
Self-Storage REIT – 0.72%
Public Storage	5,150	578,088
		578,088
Shopping Center REITs – 0.93%
*Equity One	8,000	153,120
*Federal Realty Investment Trust	300	25,254
*Kimco Realty	20,430	395,933
Ramco-Gershenson Properties	6,200	83,762
*Weingarten Realty Investors	3,600	93,132
		751,201
Single Tenant REIT – 0.21%
*National Retail Properties	6,700	172,123
		172,123
Specialty REITs – 0.91%
*Entertainment Properties Trust	2,920	139,196
*Plum Creek Timber	6,885	288,895
*Potlatch	4,825	185,280
PS Business Parks	1,900	119,776
		733,147
Telecommunications – 3.65%

AT&T	39,600	1,123,848
†=Century Communications	500,000	0
*France Telecom ADR	6,000	133,260
Frontier Communications	40,000	339,600
†GeoEye	550	24,503
Verizon Communications	35,800	1,321,736
		2,942,947
Utilities – 3.15%
American Water Works	4,300	119,282
Edison International	30,300	1,124,736
†GenOn Energy	535	2,167
NorthWestern	3,300	98,043
Progress Energy	26,100	1,193,031
		2,537,259
Total Common Stock (cost $47,259,850)		54,470,470

Convertible Preferred Stock – 2.40%
Banking, Finance & Insurance – 0.92%
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	8,800	507,101
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	90	90,360
Citigroup 7.50% exercise price $3.94, expiration date 12/15/12	1,040	139,880
†@Fannie Mae 8.75% exercise price $32.45, expiration date 5/13/11	3,500	2,805
		740,146
Computers & Technology – 0.05%
†Unisys 6.25% exercise price $45.66, expiration date 3/1/14	400	40,800
		40,800
Energy – 0.71%
*Apache 6.00% exercise price $109.12, expiration date 8/1/13	1,700	115,804
*El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28	5,250	230,265
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	1,440	227,232
		573,301
Healthcare & Pharmaceuticals – 0.35%
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	268	282,807
		282,807
Telecommunications – 0.37%
*Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17	305	297,948
		297,948
Total Convertible Preferred Stock (cost $1,837,558)		1,935,002

	Principal
	Amount
Convertible Bonds – 12.27%
Aerospace & Defense – 0.54%
AAR
1.75% exercise price $29.43, expiration date 2/1/26	$136,000	150,620
#144A 1.75% exercise price $29.43, expiration date 2/1/26	260,000	287,950
		438,570
Auto Parts & Equipment – 0.37%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	280,000	295,050
		295,050
Banking, Finance & Insurance – 0.30%
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	83,000	89,640
Jefferies Group 3.875% exercise price $38.72, expiration date 11/1/29	149,000	154,401
		244,041
Basic Materials – 1.28%
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 6/1/15	335,000	343,794
#*Rayonier TRS Holdings 144A 4.50% exercise price $50.24, expiration date 8/15/15	274,000	363,735
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13	255,000	322,894
		1,030,423
Cable, Media & Publishing – 0.56%
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	117,000	165,116
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	235,000	283,763
		448,879
Computers & Technology – 2.63%
Advanced Micro Devices
6.00% exercise price $28.08, expiration date 5/1/15	217,000	223,239
#144A 6.00% exercise price $28.08, expiration date 5/1/15	83,000	85,386
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	435,000	436,088
*Intel 3.25% exercise price $22.68, expiration date 8/1/39	124,000	150,970
Linear Technology 3.00% exercise price $44.72, expiration date 5/1/27	425,000	464,843

Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27	451,000	407,591
#Rovi 144A 2.625% exercise price $47.36, expiration date 2/15/40	99,000	134,269
SanDisk 1.50% exercise price $52.37, expiration date 8/15/17	186,000	217,388
		2,119,774
Energy – 0.51%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	304,000	279,680
*Peabody Energy 4.75% exercise price $58.40, expiration date 12/15/41	102,000	131,580
		411,260
Healthcare & Pharmaceuticals – 2.06%
*Alere 3.00% exercise price $43.98, expiration date 5/15/16	215,000	241,069
Amgen
0.375% exercise price $79.48, expiration date 2/1/13	270,000	271,012
#144A 0.375% exercise price $79.48, expiration date 2/1/13	165,000	165,619
Dendreon 2.875% exercise price $51.24, expiration date 1/15/16	109,000	108,728
*Health Care REIT 3.00% exercise price $51.08, expiration date 12/1/29	163,000	182,560
ϕHologic 2.00% exercise price $38.59, expiration date 12/15/37	255,000	247,031
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/15/14	266,000	280,962
Medtronic 1.65% exercise price $54.79, expiration date 4/15/13	159,000	164,565
		1,661,546
Leisure, Lodging & Entertainment – 0.69%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 10/1/14	160,000	236,400
#Home Inns & Hotels Management 144A 2.00% exercise price $49.37, expiration date 12/15/15	140,000	134,225
*International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	160,000	183,200
		553,825
Real Estate – 0.39%
#Digital Realty Trust 144A 5.50% exercise price $42.49, expiration date 4/15/29	95,000	139,591
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30	123,000	171,892
		311,483
Retail – 0.22%
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	180,000	178,425
		178,425
Telecommunications – 2.72%
Alaska Communications System Group 5.75% exercise price $12.90, expiration date 3/1/13	340,000	359,550
Alcatel Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	82,000	80,155
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	137,000	214,576
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 12/1/40	120,000	127,800
*Equinix 4.75% exercise price $84.32, expiration date 6/15/16	101,000	131,679
*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	469,000	438,514
Level 3 Communications Holdings 6.50% exercise price $1.23, expiration date 10/1/26	120,000	171,900
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	410,000	410,000
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	165,000	252,863
		2,187,037
Total Convertible Bonds (cost $8,701,340)		9,880,313

Corporate Bonds – 39.00%
Banking – 0.97%
*Ally Financial 8.00% 12/31/18	147,000	163,905
•Fifth Third Capital Trust IV 6.50% 4/15/37	180,000	176,850
•#HBOS Capital Funding 144A 6.071% 6/29/49	205,000	185,525
•SunTrust Capital VIII 6.10% 12/15/36	265,000	254,221
		780,501
Basic Industry – 3.88%
*AK Steel 7.625% 5/15/20	119,000	121,975
#Algoma Acquisition 144A 9.875% 6/15/15	196,000	179,585
#Appleton Papers 144A 10.50% 6/15/15	119,000	123,760
Century Aluminum 8.00% 5/15/14	120,150	125,707
#FMG Resources August 2006 144A
*6.875% 2/1/18	82,000	84,460
7.00% 11/1/15	169,000	176,183
#*Hexion US Finance 144A 9.00% 11/15/20	130,000	138,613
*International Coal Group 9.125% 4/1/18	225,000	249,749
Lyondell Chemical 11.00% 5/1/18	139,000	160,198
#MacDermid 144A 9.50% 4/15/17	159,000	170,130
Millar Western Forest Products 7.75% 11/15/13	159,000	157,013
#Momentive Performance Materials 144A 9.00% 1/15/21	260,000	277,224
#Murray Energy 144A 10.25% 10/15/15	148,000	158,730
•Noranda Aluminum Acquisition PIK 5.193% 5/15/15	145,982	136,858
#Novelis 144A 8.75% 12/15/20	198,000	219,285
#PE Paper Escrow 144A 12.00% 8/1/14	92,000	106,411

=@Port Townsend 12.431% 8/27/12	102,592	46,679
Ryerson
•7.679% 11/1/14	92,000	88,780
12.00% 11/1/15	116,000	125,280
#*Steel Dynamics 144A 7.625% 3/15/20	106,000	114,480
*Verso Paper Holdings 11.375% 8/1/16	153,000	163,328
		3,124,428
Brokerage – 0.40%
E Trade Financial PIK 12.50% 11/30/17	272,000	323,680
		323,680
Capital Goods – 2.58%
#Associated Materials 144A 9.125% 11/1/17	120,000	130,050
#Berry Plastics 144A 9.75% 1/15/21	154,000	155,155
#*Cemex Espana Luxembourg 144A 9.25% 5/12/20	71,000	73,485
#Cemex Finance 144A 9.50% 12/14/16	150,000	161,700
#DAE Aviation Holdings 144A 11.25% 8/1/15	139,000	146,993
*Graham Packaging 8.25% 10/1/18	145,000	156,963
Manitowoc
8.50% 11/1/20	67,000	73,198
*9.50% 2/15/18	143,000	160,518
*Mueller Water Products 7.375% 6/1/17	169,000	165,619
#Plastipak Holdings 144A 10.625% 8/15/19	66,000	75,570
Ply Gem Industries 13.125% 7/15/14	152,000	167,579
#Polypore International 144A 7.50% 11/15/17	159,000	165,359
Pregis 12.375% 10/15/13	163,000	165,038
*RBS Global/Rexnord 11.75% 8/1/16	145,000	157,688
Trimas 9.75% 12/15/17	111,000	123,765
		2,078,680
Consumer Cyclical – 4.51%
American Axle & Manufacturing 7.875% 3/1/17	160,000	166,400
ArvinMeritor
8.125% 9/15/15	147,000	158,393
10.625% 3/15/18	78,000	89,505
Beazer Homes USA
*9.125% 6/15/18	46,000	47,725
#144A 9.125% 5/15/19	198,000	205,177
#Burlington Coat Factory Warehouse 144A 10.00% 2/15/19	255,000	258,824
*CKE Restaurants 11.375% 7/15/18	145,000	163,488
*Dana Holding 6.75% 2/15/21	130,000	132,275
Dave & Buster's 11.00% 6/1/18	177,000	199,124
#DineEquity 144A 9.50% 10/30/18	149,000	162,038
#*Dunkin Finance 144A 9.625% 12/1/18	149,000	151,608
Express Finance 8.75% 3/1/18	92,000	99,475
Ford Motor 7.45% 7/16/31	145,000	158,550
Ford Motor Credit 12.00% 5/15/15	147,000	185,802
*Goodyear Tire & Rubber 8.25% 8/15/20	154,000	166,320
#Icon Health & Fitness 144A 11.875% 10/15/16	87,000	92,220
#Interface 144A 7.625% 12/1/18	116,000	123,830
#M/I Homes 144A 8.625% 11/15/18	246,000	251,227
Norcraft Finance 10.50% 12/15/15	101,000	108,575
Norcraft Holdings 9.75% 9/1/12	115,000	116,581
#Pinafore 144A 9.00% 10/1/18	169,000	188,858
Quiksilver 6.875% 4/15/15	185,000	184,538
Standard Pacific 10.75% 9/15/16	69,000	81,420
Susser Holdings & Finance 8.50% 5/15/16	129,000	140,771
		3,632,724
Consumer Non-Cyclical – 3.82%
#Accellent 144A 10.00% 11/1/17	92,000	91,540
Alere 9.00% 5/15/16	95,000	101,888
#Armored Autogroup 144A 9.25% 11/1/18	169,000	176,183
BioScrip 10.25% 10/1/15	120,000	127,200
#Blue Merger Sub 144A 7.625% 2/15/19	169,000	171,535
#*Bumble Bee Acquisition 144A 9.00% 12/15/17	106,000	115,010
Cott Beverages 8.375% 11/15/17	83,000	89,848
*Dean Foods 7.00% 6/1/16	174,000	166,170
Diversey Holdings 10.50% 5/15/20	266,000	309,889
#DJO Finance 144A 9.75% 10/15/17	231,000	245,437
Lantheus Medical Imaging 9.75% 5/15/17	149,000	161,293
LVB Acquisition 11.625% 10/15/17	158,000	178,934
#NBTY 144A 9.00% 10/1/18	207,000	225,629

#Novasep Holding 144A 9.75% 12/15/16	134,000	107,200
*Pinnacle Foods Finance 10.625% 4/1/17	67,000	72,193
#Quintiles Transnational PIK 144A 9.50% 12/30/14	65,000	66,869
#Reynolds Group Issuer 144A 9.00% 4/15/19	169,000	177,028
*Supervalu 8.00% 5/1/16	96,000	96,000
Tops Holding/Markets 10.125% 10/15/15	76,000	81,985
#Viskase 144A 9.875% 1/15/18	152,000	163,400
Yankee Acquisition 9.75% 2/15/17	139,000	149,078
		3,074,309
Energy – 4.78%
#American Petroleum Tankers 144A 10.25% 5/1/15	146,000	153,483
Antero Resources Finance 9.375% 12/1/17	106,000	115,010
Aquilex Holdings 11.125% 12/15/16	134,000	141,705
#*Chaparral Energy 144A 8.25% 9/1/21	135,000	137,700
*Chesapeake Energy 9.50% 2/15/15	105,000	130,725
Complete Production Service 8.00% 12/15/16	71,000	75,438
Comstock Resources 7.75% 4/1/19	170,000	169,999
Copano Energy 7.75% 6/1/18	96,000	100,320
*Crosstex Energy 8.875% 2/15/18	119,000	131,793
Dynegy Holdings 7.75% 6/1/19	125,000	90,938
El Paso
6.875% 6/15/14	45,000	49,400
7.00% 6/15/17	49,000	54,989
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	31,000	31,730
Headwaters 11.375% 11/1/14	139,000	164,020
#*Helix Energy Solutions Group 144A 9.50% 1/15/16	191,000	199,594
#Hercules Offshore 144A 10.50% 10/15/17	143,000	142,643
#*Hilcorp Energy I 144A 8.00% 2/15/20	152,000	163,780
Holly 9.875% 6/15/17	112,000	125,160
*Key Energy Services 8.375% 12/1/14	90,000	98,325
#Laredo Petroleum 144A 9.50% 2/15/19	178,000	186,899
#Linn Energy 144A 8.625% 4/15/20	147,000	164,639
#*NFR Energy 144A 9.75% 2/15/17	139,000	141,085
#Oasis Petroleum 144A 7.25% 2/1/19	130,000	132,275
#Offshore Group Investments 144A 11.50% 8/1/15	106,000	119,250
*‡OPTI Canada
7.875% 12/15/14	107,000	58,850
8.25% 12/15/14	205,000	112,750
Petrohawk Energy
7.875% 6/1/15	139,000	148,035
#144A 7.25% 8/15/18	14,000	14,560
Petroleum Development 12.00% 2/15/18	137,000	155,495
Pioneer Drilling 9.875% 3/15/18	69,000	75,555
*Quicksilver Resources 7.125% 4/1/16	105,000	102,638
*SandRidge Energy
8.75% 1/15/20	29,000	31,465
#144A 9.875% 5/15/16	114,000	127,110
		3,847,358
Finance & Investments – 2.16%
•American International Group 8.175% 5/15/58	220,000	243,100
#AMO Escrow 144A 11.50% 12/15/17	82,000	88,150
•Genworth Financial 6.15% 11/15/66	326,000	258,763
•#ILFC E-Capital Trust I 144A 5.96% 12/21/65	100,000	84,878
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	325,000	284,374
•#Liberty Mutual Group 144A 7.00% 3/15/37	195,000	190,631
Nuveen Investments
10.50% 11/15/15	250,000	256,875
#144A 10.50% 11/15/15	72,000	73,980
•∏XL Group 6.50% 12/29/49	275,000	257,125
		1,737,876
Media – 3.33%
#Affinion Group 144A 7.875% 12/15/18	202,000	194,425
Cablevision Systems 8.00% 4/15/20	71,000	77,745
CCO Holdings
8.125% 4/30/20	205,000	222,168
#144A 7.00% 1/15/19	14,000	14,280
#*Clear Channel Communications 144A 9.00% 3/1/21	164,000	167,485
#*Columbus International 144A 11.50% 11/20/14	130,000	149,500
*GXS Worldwide 9.75% 6/15/15	163,000	166,668
#inVentiv Health 144A 10.00% 8/15/18	164,000	168,920

MDC Partners 11.00% 11/1/16	146,000	164,433
Nexstar Broadcasting 8.875% 4/15/17	139,000	151,510
Nielsen Finance
11.50% 5/1/16	19,000	22,468
11.625% 2/1/14	25,000	29,500
#144A 7.75% 10/15/18	87,000	94,504
#*Ono Finance II 144A 10.875% 7/15/19	159,000	171,720
#Sinclair Television Group 144A 9.25% 11/1/17	101,000	114,635
#Sitel 144A 11.50% 4/1/18	139,000	129,270
#UPC Holding 144A 9.875% 4/15/18	189,000	210,734
Visant 10.00% 10/1/17	92,000	100,050
#XM Satellite Radio 144A
7.625% 11/1/18	145,000	154,425
*13.00% 8/1/13	145,000	173,638
		2,678,078
Real Estate – 0.20%
*Felcor Lodging 10.00% 10/1/14	143,000	163,378
		163,378
Services Cyclical – 3.34%
Cardtronics 8.25% 9/1/18	72,000	78,480
#*CityCenter Holdings 144A 7.625% 1/15/16	67,000	70,183
#Delta Air Lines 144A 12.25% 3/15/15	129,000	148,350
#Equinox Holdings 144A 9.50% 2/1/16	143,000	156,049
*General Maritime 12.00% 11/15/17	143,000	131,918
*Harrah's Operating 10.00% 12/15/18	358,000	338,309
Kansas City Southern de Mexico 8.00% 2/1/18	32,000	35,120
#*Marina District Finance 144A 9.875% 8/15/18	82,000	85,895
*MGM MIRAGE 11.375% 3/1/18	433,000	493,619
NCL
11.75% 11/15/16	75,000	88,969
#144A 9.50% 11/15/18	72,000	78,300
@Northwest Airlines 10.00% 2/1/11	55,000	176
#PHH 144A 9.25% 3/1/16	145,000	158,050
Pinnacle Entertainment 8.75% 5/15/20	155,000	166,044
Royal Caribbean Cruises 6.875% 12/1/13	76,000	81,795
RSC Equipment Rental
•10.25% 11/15/19	13,000	14,885
#144A 8.25% 2/1/21	87,000	92,438
#*Swift Services Holdings 144A 10.00% 11/15/18	125,000	137,500
#*Swift Transportation 144A 12.50% 5/15/17	101,000	108,954
#United Air Lines 144A 12.00% 11/1/13	203,000	224,822
		2,689,856
Services Non-Cyclical – 1.18%
Alion Science and Technology PIK 12.00% 11/1/14	87,413	92,111
Casella Waste Systems 11.00% 7/15/14	83,000	94,620
#Casella Waste Systems 144A 7.75% 2/15/19	173,000	178,190
#Darling International 144A 8.50% 12/15/18	82,000	88,868
#Multiplan 144A 9.875% 9/1/18	178,000	192,462
Radiation Therapy Services 9.875% 4/15/17	157,000	162,495
Radnet Management 10.375% 4/1/18	138,000	139,035
		947,781
Technology & Electronics – 1.88%
#Allen Systems Group 144A 10.50% 11/15/16	164,000	170,150
#Aspect Software 144A 10.625% 5/15/17	143,000	153,010
First Data
*9.875% 9/24/15	217,000	220,255
11.25% 3/31/16	106,000	102,820
#International Wire Group 144A 9.75% 4/15/15	129,000	138,836
MagnaChip Semiconductor 10.50% 4/15/18	101,000	114,635
#MedAssets 144A 8.00% 11/15/18	82,000	84,665
NXP BV/Funding 9.50% 10/15/15	152,000	162,640
*Sanmina-SCI 8.125% 3/1/16	61,000	63,135
#Seagate HDD Cayman 144A 7.75% 12/15/18	164,000	168,920
*SunGard Data Systems 10.25% 8/15/15	127,000	134,144
		1,513,210
Telecommunications – 4.80%
#Avaya 144A 7.00% 4/1/19	169,000	168,155
#Buccaneer Merger 144A 9.125% 1/15/19	130,000	141,050
#Clearwire Communications 144A
12.00% 12/1/15	426,000	466,469
*12.00% 12/1/17	120,000	129,900

*Cricket Communications 7.75% 10/15/20	87,000	83,520
#Digicel Group 144A
9.125% 1/15/15	100,000	104,650
*10.50% 4/15/18	96,000	109,920
Global Crossing 12.00% 9/15/15	262,000	301,955
Intelsat Bermuda
11.25% 2/4/17	401,000	445,610
PIK 11.50% 2/4/17	176,092	196,343
Level 3 Financing 10.00% 2/1/18	162,000	165,848
*MetroPCS Wireless 7.875% 9/1/18	67,000	71,104
NII Capital 10.00% 8/15/16	127,000	144,463
#PAETEC Holding 144A 9.875% 12/1/18	106,000	114,745
Qwest 8.375% 5/1/16	4,000	4,795
Qwest Communications International 7.50% 2/15/14	58,000	59,015
Sprint Capital 8.75% 3/15/32	239,000	249,755
#Telcordia Technologies 144A 11.00% 5/1/18	253,000	284,625
Telesat Canada
11.00% 11/1/15	78,000	87,945
12.50% 11/1/17	131,000	158,346
Virgin Media Finance 8.375% 10/15/19	92,000	104,765
*West 11.00% 10/15/16	147,000	160,781
#Wind Acquisition Finance 144A 11.75% 7/15/17	100,000	115,250
		3,869,009
Utilities – 1.17%
AES
*7.75% 3/1/14	76,000	83,030
*8.00% 6/1/20	50,000	55,000
9.75% 4/15/16	19,000	22,183
Edison Mission 7.00% 5/15/17	96,000	78,480
Elwood Energy 8.159% 7/5/26	136,500	136,330
Energy Future Intermediate Holding/Finance 10.00% 12/1/20	149,000	156,279
#GenOn Escrow 144A 9.50% 10/15/18	101,000	106,303
*Mirant Americas Generation 8.50% 10/1/21	185,000	196,099
•Puget Sound Energy 6.974% 6/1/67	110,000	109,301
		943,005
Total Corporate Bonds (cost $29,143,006)		31,403,873

«Senior Secured Loans – 0.99%
Echostar 8.50% 6/30/19	280,000	280,000
Energy Futures Holdings Tranche B2 3.787% 10/10/14	337,785	284,918
Harrahs Operating Tranche 3.303% 1/28/15	70,000	65,052
PQ 6.76% 7/30/15	170,000	167,796
Total Senior Secured Loans (cost $742,829)		797,766

	Number of
	Shares
Limited Partnership – 0.21%
Brookfield Infrastructure Partners	7,600	171,608
Total Limited Partnership (cost $144,435)		171,608

Preferred Stock – 1.45%
Financials – 0.47%
#Ally Financial 144A	400	381,238
		381,238
Industrials – 0.00%
†=Port Townsend	70	0
		0
Real Estate – 0.98%
Cogdell Spencer	29,600	735,560
†W2007 Grace Acquisitions 8.75%	34,400	52,030
		787,590
Total Preferred Stock (cost $2,001,800)		1,168,828

Warrants – 0.00%
=∏@Port Townsend	70	1
Alion Science & Technology	120	1
Total Warrants (cost $1,680)		2

	Principal
	Amount
Short-Term Investment – 0.28%
≠Discount Note – 0.28%
Federal Home Loan Bank 0.07% 3/1/11	$220,001	220,001
Total Short-Term Investment (cost $220,001)		220,001

Total Value of Securities Before Securities Lending Collateral – 124.24%
(cost $90,052,499)		100,047,863

	Number of
	Shares
Securities Lending Collateral** – 18.12%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	129,258	124,876
Delaware Investments Collateral Fund No. 1	14,463,244	14,463,244
@†Mellon GSL Reinvestment Trust II	154,977	0
Total Securities Lending Collateral (cost $14,747,479)		14,588,120

Total Value of Securities – 142.36%
(cost $104,799,978)		114,635,983 ©
Obligation to Return Securities Lending Collateral** – (18.31%)		(14,747,479)
Borrowing Under Line of Credit – (25.12%)		(20,225,000)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.07%		864,644
Net Assets Applicable to 9,439,043 Shares Outstanding – 100.00%		$80,528,148

†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At February 28, 2011, the aggregate amount of fair valued securities was $46,684, which represented 0.06% of the Fund’s net assets. See Note 1 in "Notes."
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At February 28, 2011, the aggregate amount of the restricted securities was $257,130 or 0.32% of the Fund's net assets. See Note 5 in "Notes."
*Fully or partially on loan.
@Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $49,661, which represented 0.06% of the Fund’s net assets. See Note 5 in “Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2011, the aggregate amount of Rule 144A securities was $17,372,326, which represented 21.57% of the Fund’s net assets. See Note 5 in "Notes."
ϕStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at February 28, 2011.
•Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
‡Non income producing security. Security is currently in default.
«Senior Secured Loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at February 28, 2011.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
©Includes $14,538,667 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments® Dividend and Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. Government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Distributions – The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be returns of capital into distributions taxable as ordinary income. This tax effect can occur during times of extended market volatility. The actual determination of the source of the Fund’s distributions can be made only at year-end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2011 in early 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.

2. Investments
At February 28, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$105,187,723
Aggregate unrealized appreciation	$14,108,595
Aggregate unrealized depreciation	(4,660,335)
Net unrealized appreciation	$9,448,260

For federal income tax purposes, at November 30, 2010, capital loss carryforwards of $24,101,298 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $12,885,662 expires in 2016 and $11,215,636 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 -	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 -	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of February 28, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$54,470,466	$-	$4	$54,470,470
Corporate Debt	-	43,690,275	326,679	44,016,954
Short-Term Investment	-	220,001	-	220,001
Other	907,168	381,238	52,032	1,340,438
Securities Lending Collateral	-	14,588,120	-	14,588,120
Total	$55,377,634	$58,879,634	$378,715	$114,635,983

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Corporate
	Common Stock	Debt	Other	Total
Balance as of 11/30/10	$4	$313,397	$24,082	$337,483
Purchases	-	280,000	-	280,000
Sales	-	(240,465)	-	(240,465)
Net realized gain	-	1,465	-	1,465
Net change in unrealized
appreciation/depreciation	-	(27,718)	27,950	232
Balance as of 2/28/11	$4	$326,679	$52,032	$378,715

Net change in unrealized
appreciation/depreciation from
investments still held as of 2/28/11	$-	$(27,700)	$27,950	$250

During the period ended February 28, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year.

3. Line of Credit
For the period ended February 28, 2011, the Fund borrowed money pursuant to a $30,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on November 14, 2011. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At February 28, 2011, the par value of loans outstanding was $20,225,000 at a variable interest rate of 1.40%. During the period February 28, 2011, the average daily balance of loans outstanding was $20,225,000 at a weighted average interest rate of approximately 1.45%. Interest on borrowing is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.25% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

4. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at February 28, 2011.

5. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2011, the value of the securities on loan was $14,538,667, for which the Fund received collateral, comprised of non-cash collateral valued at $14,747,479, and cash collateral of $147,136. At February 28, 2011, the value of invested collateral was $14,588,120. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

6. Credit and Market Risk
The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Rating and/or Ba or lower by Moody’s Investors Services. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 28, 2011. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

7. Subsequent Events
Management has determined no material events or transactions occurred subsequent to February 28, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: